United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Byron D. Hittle, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT June 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

 This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from short-term investments weekly based on defined market signals while maintaining consistent exposure to intermediate-term fixed-income assets, with a goal to grow assets over time while mitigating downside risk.

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

Asset Allocation - (% of Net Assets)
Investment Companies	64.2%
Repurchase Agreements	36.1%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Other	(0.4)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended June 30, 2022					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Conservative Portfolio	-12.15%	-9.48%	2.38%	3.39%	1.09%	0.90%
MSCI All Country World Index	-20.18%	-15.75%	7.00%	9.01%
Protective Life Conservative Allocation Index	-15.29%	-12.87%	4.22%	5.17%
Morningstar Quartile - Class S Shares	-	1st	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--30% to 50% Equity Funds	-	20/172	154/166	148/161

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through May 1, 2023.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses imposed by the variable annuity contracts. If applied, returns would have been lower.

2	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Net Annualized Expense Ratio (1/1/22 - 6/30/22)
	$1,000.00	$878.50	$3.87	$1,000.00	$1,020.68	$4.16	0.83%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Investment Companies– 64.2%
Exchange-Traded Funds (ETFs) – 64.2%
Franklin FTSE United Kingdom	45,409	$1,012,166
iShares Core U.S. Aggregate Bond	216,910	22,055,409
Janus Henderson Short Duration Income£	94,601	4,600,447
JPMorgan BetaBuilders Developed Asia ex-Japan#	6,018	286,998
Total Investment Companies (cost $29,878,317)		27,955,020
Repurchase Agreementsë– 36.1%
Goldman Sachs & Co., Joint repurchase agreement, 1.4500%, dated 6/30/22, maturing 7/1/22 to be repurchased at $5,300,213 collateralized by $5,525,127 in U.S. Government Agencies 1.0706% - 5.0000%, 4/20/40 - 8/16/61 with a value of $5,406,000	$5,300,000	5,300,000
ING Financial Markets LLC, Joint repurchase agreement, 1.4700%, dated 6/30/22, maturing 7/1/22 to be repurchased at $5,100,208 collateralized by $5,702,280 in U.S. Treasuries 0% - 3.2500%, 11/17/22 - 11/15/51 with a value of $5,202,213	5,100,000	5,100,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4300%, dated 6/30/22, maturing 7/1/22 to be repurchased at $5,300,211 collateralized by $1,032,557 in U.S. Government Agencies 3.5000% - 26.6300%, 7/15/28 - 6/20/52 and $4,754,994 in U.S. Treasuries 0% - 6.1250%, 11/3/22 - 8/15/49 with a value of $5,406,215	5,300,000	5,300,000
Total Repurchase Agreements (cost $15,700,000)		15,700,000
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	27,580	27,580
Time Deposits – 0%
Royal Bank of Canada, 1.5600%, 7/1/22	$6,895	6,895
Total Investments Purchased with Cash Collateral from Securities Lending (cost $34,475)		34,475
Total Investments (total cost $45,612,792) – 100.4%		43,689,495
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(152,619)
Net Assets – 100%		$43,536,876

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments (unaudited)

June 30, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 10.6%
Exchange-Traded Funds (ETFs) - 10.6%
Janus Henderson Short Duration Income	$31,794	$(78,237)	$(35,930)	$4,600,447
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	1,549∆	-	-	27,580
Total Affiliated Investments - 10.7%	$33,343	$(78,237)	$(35,930)	$4,628,027

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 10.6%
Exchange-Traded Funds (ETFs) - 10.6%
Janus Henderson Short Duration Income	1,180,034	10,675,174	(7,140,594)	4,600,447
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	-	46,342,801	(46,315,221)	27,580

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs & Co.	$5,300,000	$—	$(5,300,000)	$—
ING Financial Markets LLC	5,100,000	—	(5,100,000)	—
Royal Bank of Canada, NY Branch	5,300,000	—	(5,300,000)	—
JPMorgan Chase Bank, National Association	33,383	—	(33,383)	—

Total	$15,733,383	$—	$(15,733,383)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Conservative Allocation Index

Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg U.S. Aggregate Bond Index (50%).

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$27,955,020	$-	$-
Repurchase Agreements	-	15,700,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	34,475	-
Total Assets	$27,955,020	$15,734,475	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Assets:
Unaffiliated investments, at value (cost $25,241,600)(1)	$23,361,468
Affiliated investments, at value (cost $4,671,192)	4,628,027
Repurchase agreements, at value (cost $15,700,000)	15,700,000
Cash	27,243
Receivables:
Investments sold	3,719
Interest	674
Other assets	493
Total Assets	43,721,624
Liabilities:
Collateral for securities loaned (Note 2)	34,475
Payables:	—
Portfolio shares repurchased	57,638
Investments purchased	27,227
Professional fees	24,650
12b-1 Distribution and shareholder servicing fees	8,966
Advisory fees	7,823
Transfer agent fees and expenses	3,737
Trustees' fees and expenses	2,033
Custodian fees	1,529
Affiliated portfolio administration fees payable	181
Accrued expenses and other payables	16,489
Total Liabilities	184,748
Net Assets	$43,536,876
Net Assets Consist of:
Capital (par value and paid-in surplus)	$43,817,482
Total distributable earnings (loss)	(280,606)
Total Net Assets	$43,536,876
Net Assets	$43,536,876
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,963,841
Net Asset Value Per Share	$10.98

(1) Includes $33,383 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

8	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2022

Investment Income:
Dividends	$269,619
Dividends from affiliates	31,794
Interest	21,093
Affiliated securities lending income, net	1,549
Unaffiliated securities lending income, net	311
Total Investment Income	324,366
Expenses:
Advisory fees	89,968
12b-1 Distribution and shareholder servicing fees	56,249
Transfer agent administrative fees and expenses	22,492
Other transfer agent fees and expenses	460
Non-affiliated portfolio administration fees	20,158
Professional fees	19,571
Trustees’ fees and expenses	4,164
Custodian fees	2,195
Affiliated portfolio administration fees	1,439
Shareholder reports expense	1,374
Other expenses	4,034
Total Expenses	222,104
Less: Excess Expense Reimbursement and Waivers	(32,215)
Net Expenses	189,889
Net Investment Income/(Loss)	134,477
Net Realized Gain/(Loss) on Investments:
Investments	1,980,215
Investments in affiliates	(78,237)
Total Net Realized Gain/(Loss) on Investments	1,901,978
Change in Unrealized Net Appreciation/Depreciation:
Investments	(8,030,314)
Investments in affiliates	(35,930)
Total Change in Unrealized Net Appreciation/Depreciation	(8,066,244)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,029,789)

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statements of Changes in Net Assets

	Period ended June 30, 2022 (unaudited)	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$134,477	$441,063
Net realized gain/(loss) on investments	1,901,978	2,507,737
Change in unrealized net appreciation/depreciation	(8,066,244)	928,586
Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,029,789)	3,877,386
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(1,279,887)	(410,491)
Net Decrease from Dividends and Distributions to Shareholders	(1,279,887)	(410,491)
Capital Shares Transactions	1,751,440	4,498,120
Net Increase/(Decrease) in Net Assets	(5,558,236)	7,965,015
Net Assets:
Beginning of period	49,095,112	41,130,097
End of period	$43,536,876	$49,095,112

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2022 (unaudited) and the year ended December 31	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.88	$11.95	$11.73	$11.04	$11.42	$10.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.12	0.12	0.21	0.17	0.16
Net realized and unrealized gain/(loss)	(1.60)	0.92	0.28	0.87	(0.40)	1.11
Total from Investment Operations	(1.57)	1.04	0.40	1.08	(0.23)	1.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.11)	(0.14)	(0.18)	(0.14)	(0.13)
Distributions (from capital gains)	(0.28)	—	(0.04)	(0.21)	(0.01)	—
Total Dividends and Distributions	(0.33)	(0.11)	(0.18)	(0.39)	(0.15)	(0.13)
Net Asset Value, End of Period	$10.98	$12.88	$11.95	$11.73	$11.04	$11.42
Total Return*	(12.15)%	8.72%	3.50%	9.97%	(1.99)%	12.37%
Net Assets, End of Period (in thousands)	$43,537	$49,095	$41,130	$31,433	$27,986	$19,129
Average Net Assets for the Period (in thousands)	$45,897	$46,209	$33,389	$29,980	$25,401	$13,847
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.98%	1.03%	1.17%	1.27%	1.24%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.83%	0.84%	0.83%	0.79%	0.79%	0.76%
Ratio of Net Investment Income/(Loss)(2)	0.59%	0.95%	1.11%	1.85%	1.48%	1.49%
Portfolio Turnover Rate	62%	49%	112%	135%	73%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by the Adviser to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard

12	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the

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Notes to Financial Statements (unaudited)

value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

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Notes to Financial Statements (unaudited)

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

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Notes to Financial Statements (unaudited)

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $33,383. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2022 is $34,475, resulting in the net amount due to the counterparty of $1,092.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended June 30, 2022, the Adviser reimbursed the Portfolio $26,266 of fees and expenses.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. The Portfolio recouped $0 prior to the Recoupment Deadline.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended June 30, 2022, the Adviser waived $5,949 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $40,938 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Notes to Financial Statements (unaudited)

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2022, the Portfolio engaged in cross trades amounting to $733,981 in purchases and $2,708,492 in sales, resulting in a net realized loss of $130,546. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 46,290,902	$ -	$ (2,601,407)	$ (2,601,407)

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Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	451,365	$5,406,856	1,014,856	$12,448,372
Reinvested dividends and distributions	117,099	1,279,887	32,406	410,491
Shares repurchased	(415,516)	(4,935,303)	(677,461)	(8,360,743)
Net Increase/(Decrease)	152,948	$1,751,440	369,801	$ 4,498,120

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 24,927,609	$ 39,895,485	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

Board Considerations Regarding Renewal of Investment Advisory Agreements for the CST Portfolios

The Board of Trustees (the “Board”) of Clayton Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with meetings held on via videoconference on March 14, 2022 and April 6, 2022 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success

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Additional Information (unaudited)

of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.

The Board, including the Independent Trustees, considered the following in respect of the Portfolios:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s management fee, and expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio was in the 3rd quintile, the Moderate Portfolio was in the 4th quintile, and the Growth Portfolio was in the 2nd quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2023, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for each Portfolio at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.

(d) Investment performance of the Portfolios and the Adviser.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

The Board next discussed the performance of the Portfolios on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Portfolio for the one-, two-, three-, four- and five-year periods, respectively. The Board noted that for the one, two, three, four and five year periods ended December 31, respectively; each of the Conservative Portfolio and Moderate Portfolio was reported to be in the 5th quintile. The Board noted that for the one-year period ended December 31, the Growth Portfolio was reported to be in the 1st quintile and for the two-, three-, four- and five-year periods ended October 31, respectively; the Growth Portfolio was reported to be in the 5th quintile. The Board also reviewed supplemental performance information prepared by the Adviser for each Portfolio for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that: the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models. The Board also noted that the quantitative models were anticipated to be adjusted effective on or about May 1, 2022, with such changes being designed to seek to improve the Portfolios’ relative performance during certain market cycles.

(e) Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, the Janus Henderson Funds (other than the money market funds) (each, a “Portfolio” and collectively, the “Portfolios”) have adopted and implemented a written liquidity risk management program (the “LRMP”) which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on a Portfolio’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Portfolios (the “Trustees”) have designated Janus Henderson Investors US LLC, the Portfolio’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”).

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the LRMP (the “Program Administrator Report”). The Program Administrator Report also addressed the annual review of each Portfolio’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Portfolio’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors including: (i) the investment strategy and liquidity of a Portfolio’s investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Portfolio’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Portfolio’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Portfolio’s use of borrowing for investment purposes; (v) a Portfolio’s use of derivatives; and (vi) short-term and long-term cash flow projections for a Portfolio during both normal and reasonably foreseeable stressed conditions.

At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that the Portfolio was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Portfolio did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Portfolio held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Portfolio’s liquidity risk, considering the Portfolio’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the risks to which an investment in the Portfolio may be subject.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

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Notes

NotesPage3

Clayton Street Trust	29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93063 08-22

SEMIANNUAL REPORT June 30, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

 This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from short-term investments weekly based on defined market signals, with a goal to grow assets over time while mitigating downside risk.

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

Asset Allocation - (% of Net Assets)
Repurchase Agreements	61.3%
Investment Companies	39.0%
Other	(0.3)%
100.0%

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended June 30, 2022					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Growth Portfolio	-13.82%	-8.10%	4.00%	6.11%	1.06%	0.90%
MSCI All Country World Index	-20.18%	-15.75%	7.00%	9.01%
Morningstar Quartile - Class S Shares	-	1st	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--70% to 85% Equity Funds	-	1/55	50/53	47/50

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through May 1, 2023.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses imposed by the variable annuity contracts. If applied, returns would have been lower.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

2	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Net Annualized Expense Ratio (1/1/22 - 6/30/22)
	$1,000.00	$861.80	$3.69	$1,000.00	$1,020.83	$4.01	0.80%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Investment Companies– 39.0%
Exchange-Traded Funds (ETFs) – 39.0%
Franklin FTSE United Kingdom	109,234	$2,434,826
Janus Henderson Short Duration Income£	350,538	17,046,663
JPMorgan BetaBuilders Developed Asia ex-Japan	14,477	690,408
Total Investment Companies (cost $20,425,185)		20,171,897
Repurchase Agreementsë– 61.3%
Credit Agricole, New York, Joint repurchase agreement, 1.4500%, dated 6/30/22, maturing 7/1/22 to be repurchased at $2,500,101 collateralized by $2,571,672 in U.S. Treasuries 0.1250%, 10/15/25 - 7/15/26 with a value of $2,550,006	$2,500,000	2,500,000
Goldman Sachs & Co., Joint repurchase agreement, 1.4500%, dated 6/30/22, maturing 7/1/22 to be repurchased at $10,600,427 collateralized by $11,050,253 in U.S. Government Agencies 1.0706% - 5.0000%, 4/20/40 - 8/16/61 with a value of $10,812,000	10,600,000	10,600,000
ING Financial Markets LLC, Joint repurchase agreement, 1.4700%, dated 6/30/22, maturing 7/1/22 to be repurchased at $8,000,327 collateralized by $8,944,753 in U.S. Treasuries 0% - 3.2500%, 11/17/22 - 11/15/51 with a value of $8,160,334	8,000,000	8,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4300%, dated 6/30/22, maturing 7/1/22 to be repurchased at $10,600,421 collateralized by $2,065,114 in U.S. Government Agencies 3.5000% - 26.6300%, 7/15/28 - 6/20/52 and $9,509,987 in U.S. Treasuries 0% - 6.1250%, 11/3/22 - 8/15/49 with a value of $10,812,429	10,600,000	10,600,000
Total Repurchase Agreements (cost $31,700,000)		31,700,000
Total Investments (total cost $52,125,185) – 100.3%		51,871,897
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(176,391)
Net Assets – 100%		$51,695,506

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Schedule of Investments (unaudited)

June 30, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 33.0%
Exchange-Traded Funds (ETFs) - 33.0%
Janus Henderson Short Duration Income	$92,959	$(164,746)	$(163,479)	$17,046,663
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	2,925∆	-	-	-
Total Affiliated Investments - 33.0%	$95,884	$(164,746)	$(163,479)	$17,046,663

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 33.0%
Exchange-Traded Funds (ETFs) - 33.0%
Janus Henderson Short Duration Income	3,091,672	27,539,045	(13,255,829)	17,046,663
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	2,481,434	80,073,014	(82,554,448)	-

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$2,500,000	$—	$(2,500,000)	$—
Goldman Sachs & Co.	10,600,000	—	(10,600,000)	—
ING Financial Markets LLC	8,000,000	—	(8,000,000)	—
Royal Bank of Canada, NY Branch	10,600,000	—	(10,600,000)	—

Total	$31,700,000	$—	$(31,700,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$20,171,897	$-	$-
Repurchase Agreements	-	31,700,000	-
Total Assets	$20,171,897	$31,700,000	$-

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Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Assets:
Unaffiliated investments, at value (cost $3,195,672)	$3,125,234
Affiliated investments, at value (cost $17,229,513)	17,046,663
Repurchase agreements, at value (cost $31,700,000)	31,700,000
Cash	13,123
Receivables:
Investments sold	8,326
Interest	1,358
Other assets	1,078
Total Assets	51,895,782
Liabilities:
Payables:	—
Portfolio shares repurchased	116,932
Professional fees	30,444
12b-1 Distribution and shareholder servicing fees	10,830
Advisory fees	9,976
Investments purchased	6,970
Transfer agent fees and expenses	4,491
Trustees' fees and expenses	2,651
Custodian fees	1,362
Affiliated portfolio administration fees payable	230
Accrued expenses and other payables	16,390
Total Liabilities	200,276
Net Assets	$51,695,506
Net Assets Consist of:
Capital (par value and paid-in surplus)	$45,598,775
Total distributable earnings (loss)	6,096,731
Total Net Assets	$51,695,506
Net Assets	$51,695,506
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,952,554
Net Asset Value Per Share	$13.08

See Notes to Financial Statements.

8	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2022

Investment Income:
Dividends	$208,649
Dividends from affiliates	92,959
Interest	41,861
Affiliated securities lending income, net	2,925
Unaffiliated securities lending income, net	516
Total Investment Income	346,910
Expenses:
Advisory fees	112,916
12b-1 Distribution and shareholder servicing fees	70,465
Transfer agent administrative fees and expenses	28,229
Other transfer agent fees and expenses	482
Non-affiliated portfolio administration fees	20,242
Professional fees	18,289
Trustees’ fees and expenses	5,281
Custodian fees	2,176
Affiliated portfolio administration fees	1,925
Shareholder reports expense	1,490
Other expenses	5,444
Total Expenses	266,939
Less: Excess Expense Reimbursement and Waivers	(37,619)
Net Expenses	229,320
Net Investment Income/(Loss)	117,590
Net Realized Gain/(Loss) on Investments:
Investments	6,695,541
Investments in affiliates	(164,746)
Total Net Realized Gain/(Loss) on Investments	6,530,795
Change in Unrealized Net Appreciation/Depreciation:
Investments	(15,307,885)
Investments in affiliates	(163,479)
Total Change in Unrealized Net Appreciation/Depreciation	(15,471,364)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(8,822,979)

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Period ended June 30, 2022 (unaudited)	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$117,590	$610,498
Net realized gain/(loss) on investments	6,530,795	8,396,876
Change in unrealized net appreciation/depreciation	(15,471,364)	3,059,152
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,822,979)	12,066,526
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(387,344)	(566,037)
Net Decrease from Dividends and Distributions to Shareholders	(387,344)	(566,037)
Capital Shares Transactions	(4,688,776)	(8,526,852)
Net Increase/(Decrease) in Net Assets	(13,899,099)	2,973,637
Net Assets:
Beginning of period	65,594,605	62,620,968
End of period	$51,695,506	$65,594,605

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2022 (unaudited) and the year ended December 31	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.29	$12.77	$13.41	$12.45	$13.06	$10.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.14	0.09	0.23	0.14	0.19
Net realized and unrealized gain/(loss)	(2.14)	2.51	(0.44)	1.23	(0.61)	2.25
Total from Investment Operations	(2.11)	2.65	(0.35)	1.46	(0.47)	2.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.13)	(0.15)	(0.17)	(0.14)	(0.10)
Distributions (from capital gains)	—	—	(0.14)	(0.33)	—	—
Total Dividends and Distributions	(0.10)	(0.13)	(0.29)	(0.50)	(0.14)	(0.10)
Net Asset Value, End of Period	$13.08	$15.29	$12.77	$13.41	$12.45	$13.06
Total Return*	(13.82)%	20.79%	(2.15)%	12.00%	(3.65)%	22.82%
Net Assets, End of Period (in thousands)	$51,696	$65,595	$62,621	$81,015	$70,595	$52,015
Average Net Assets for the Period (in thousands)	$57,652	$64,189	$63,558	$79,176	$64,001	$34,683
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.93%	0.98%	1.05%	1.07%	1.06%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.80%	0.82%	0.78%	0.73%	0.73%	0.67%
Ratio of Net Investment Income/(Loss)(2)	0.41%	0.95%	0.75%	1.82%	1.04%	1.57%
Portfolio Turnover Rate	115%	57%	217%	258%	87%	7%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by the Adviser to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments'

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Notes to Financial Statements (unaudited)

payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of June 30, 2022.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees,

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended June 30, 2022, the Adviser reimbursed the Portfolio $20,040 of fees and expenses.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. The Portfolio recouped $0 prior to the Recoupment Deadline.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended June 30, 2022, the Adviser waived $17,579 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $40,938 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

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Notes to Financial Statements (unaudited)

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2022, the Portfolio engaged in cross trades amounting to $308,655 in purchases and $1,712,011 in sales, resulting in a net realized gain of $172,859. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended December 31, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (101,365)	$ -	$ (101,365)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 52,602,581	$ -	$ (730,684)	$ (730,684)

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	134,888	$ 1,879,953	143,128	$ 2,010,207
Reinvested dividends and distributions	29,478	387,344	38,742	566,037
Shares repurchased	(501,031)	(6,956,073)	(796,408)	(11,103,096)
Net Increase/(Decrease)	(336,665)	$(4,688,776)	(614,538)	$(8,526,852)

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$52,984,490	$ 89,466,087	$ -	$ -

7.  Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

Board Considerations Regarding Renewal of Investment Advisory Agreements for the CST Portfolios

The Board of Trustees (the “Board”) of Clayton Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with meetings held on via videoconference on March 14, 2022 and April 6, 2022 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

The Board, including the Independent Trustees, considered the following in respect of the Portfolios:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s management fee, and expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio was in the 3rd quintile, the Moderate Portfolio was in the 4th quintile, and the Growth Portfolio was in the 2nd quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2023, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for each Portfolio at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.

(d) Investment performance of the Portfolios and the Adviser.

The Board next discussed the performance of the Portfolios on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Portfolio for the one-, two-, three-,

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Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

four- and five-year periods, respectively. The Board noted that for the one, two, three, four and five year periods ended December 31, respectively; each of the Conservative Portfolio and Moderate Portfolio was reported to be in the 5th quintile. The Board noted that for the one-year period ended December 31, the Growth Portfolio was reported to be in the 1st quintile and for the two-, three-, four- and five-year periods ended October 31, respectively; the Growth Portfolio was reported to be in the 5th quintile. The Board also reviewed supplemental performance information prepared by the Adviser for each Portfolio for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that: the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models. The Board also noted that the quantitative models were anticipated to be adjusted effective on or about May 1, 2022, with such changes being designed to seek to improve the Portfolios’ relative performance during certain market cycles.

(e) Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.

22	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Growth Portfolio

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, the Janus Henderson Funds (other than the money market funds) (each, a “Portfolio” and collectively, the “Portfolios”) have adopted and implemented a written liquidity risk management program (the “LRMP”) which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on a Portfolio’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Portfolios (the “Trustees”) have designated Janus Henderson Investors US LLC, the Portfolio’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”).

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the LRMP (the “Program Administrator Report”). The Program Administrator Report also addressed the annual review of each Portfolio’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Portfolio’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors including: (i) the investment strategy and liquidity of a Portfolio’s investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Portfolio’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Portfolio’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Portfolio’s use of borrowing for investment purposes; (v) a Portfolio’s use of derivatives; and (vi) short-term and long-term cash flow projections for a Portfolio during both normal and reasonably foreseeable stressed conditions.

At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that the Portfolio was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Portfolio did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Portfolio held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Portfolio’s liquidity risk, considering the Portfolio’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the risks to which an investment in the Portfolio may be subject.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage1

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Notes

NotesPage2

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Notes

NotesPage3

Clayton Street Trust	29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93065 08-22

SEMIANNUAL REPORT June 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

 This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from short-term investments weekly based on defined market signals while maintaining consistent exposure to intermediate-term fixed-income assets, with a goal to grow assets over time while mitigating downside risk.

Zoey Zhu co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

Asset Allocation - (% of Net Assets)
Investment Companies	58.0%
Repurchase Agreements	42.1%
Investments Purchased with Cash Collateral from Securities Lending	0.3%
Other	(0.4)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended June 30, 2022					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Protective Life Dynamic Allocation Series - Moderate Portfolio	-12.64%	-8.99%	2.97%	4.31%	0.92%	0.90%
MSCI All Country World Index	-20.18%	-15.75%	7.00%	9.01%
Protective Life Moderate Allocation Index	-16.77%	-13.71%	5.12%	6.37%
Morningstar Quartile - Class S Shares	-	1st	4th	4th
Morningstar Ranking - based on total returns for Insurance Allocation--50% to 70% Equity Funds	-	38/374	315/336	307/322

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect expense waivers, if any, contractually agreed to through May 1, 2023.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Henderson Investors US LLC is the adviser to the Portfolio and to certain affiliated funds that may be held within the Portfolio, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses imposed by the variable annuity contracts. If applied, returns would have been lower.

2	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Certain expenses waived or reimbursed during the first three years of operation may be recovered within three years of such waiver or reimbursement amount, if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 - 6/30/22)†	Net Annualized Expense Ratio (1/1/22 - 6/30/22)
	$1,000.00	$873.60	$3.72	$1,000.00	$1,020.83	$4.01	0.80%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Investment Companies– 58.0%
Exchange-Traded Funds (ETFs) – 58.0%
Franklin FTSE United Kingdom	713,309	$15,899,658
iShares Core U.S. Aggregate Bond	1,834,714	186,553,719
Janus Henderson Short Duration Income£	2,009,438	97,718,970
JPMorgan BetaBuilders Developed Asia ex-Japan#	94,535	4,508,374
Total Investment Companies (cost $325,549,365)		304,680,721
Repurchase Agreementsë– 42.1%
Goldman Sachs & Co, Joint repurchase agreement, 1.4500%, dated 6/30/22, maturing 7/1/22 to be repurchased at $74,102,985 collateralized by $77,247,525 in U.S. Government Agencies 1.0706% - 5.0000%, 4/20/40 - 8/16/61 with a value of $75,582,000	$74,100,000	74,100,000
ING Financial Markets LLC, Joint repurchase agreement, 1.4700%, dated 6/30/22, maturing 7/1/22 to be repurchased at $72,902,977 collateralized by $81,509,065 in U.S. Treasuries 0% - 3.2500%, 11/17/22 - 11/15/51 with a value of $74,361,039	72,900,000	72,900,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 1.4300%, dated 6/30/22, maturing 7/1/22 to be repurchased at $74,102,943 collateralized by $14,436,319 in U.S. Government Agencies 3.5000% - 26.6300%, 7/15/28 - 6/20/52 and $66,480,195 in U.S. Treasuries 0% - 6.1250%, 11/3/22 - 8/15/49 with a value of $75,585,002	74,100,000	74,100,000
Total Repurchase Agreements (cost $221,100,000)		221,100,000
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	1,142,600	1,142,600
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$285,650	285,650
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,428,250)		1,428,250
Total Investments (total cost $548,077,615) – 100.4%		527,208,971
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(2,187,578)
Net Assets – 100%		$525,021,393

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments (unaudited)

June 30, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 18.6%
Exchange-Traded Funds (ETFs) - 18.6%
Janus Henderson Short Duration Income	$524,480	$(900,525)	$(937,153)	$97,718,970
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	13,345∆	-	-	1,142,600
Total Affiliated Investments - 18.8%	$537,825	$(900,525)	$(937,153)	$98,861,570

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 18.6%
Exchange-Traded Funds (ETFs) - 18.6%
Janus Henderson Short Duration Income	16,407,937	155,626,971	(72,478,260)	97,718,970
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	2,313,077	490,889,707	(492,060,184)	1,142,600

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs & Co.	$74,100,000	$—	$(74,100,000)	$—
ING Financial Markets LLC	72,900,000	—	(72,900,000)	—
Royal Bank of Canada, NY Branch	74,100,000	—	(74,100,000)	—
JPMorgan Chase Bank, National Association	1,383,010	—	(1,383,010)	—

Total	$222,483,010	$—	$(222,483,010)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Moderate Allocation Index

Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg U.S. Aggregate Bond Index (35%).

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies	$304,680,721	$-	$-
Repurchase Agreements	-	221,100,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,428,250	-
Total Assets	$304,680,721	$222,528,250	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2022

Assets:
Unaffiliated investments, at value (cost $227,079,866)(1)	$207,247,401
Affiliated investments, at value (cost $99,897,749)	98,861,570
Repurchase agreements, at value (cost $221,100,000)	221,100,000
Cash	55,525
Receivables:
Portfolio shares sold	164,815
Investments sold	51,316
Interest	9,438
Other assets	4,264
Total Assets	527,494,329
Liabilities:
Collateral for securities loaned (Note 2)	1,428,250
Payables:	—
Investments purchased	620,840
Advisory fees	155,092
12b-1 Distribution and shareholder servicing fees	107,301
Professional fees	44,190
Transfer agent fees and expenses	43,329
Trustees' fees and expenses	22,344
Due to adviser	21,733
Affiliated portfolio administration fees payable	1,997
Custodian fees	1,655
Portfolio shares repurchased	636
Accrued expenses and other payables	25,569
Total Liabilities	2,472,936
Net Assets	$525,021,393
Net Assets Consist of:
Capital (par value and paid-in surplus)	$535,395,567
Total distributable earnings (loss)	(10,374,174)
Total Net Assets	$525,021,393
Net Assets	$525,021,393
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	43,624,684
Net Asset Value Per Share	$12.03

(1) Includes $1,383,010 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

8	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2022

Investment Income:
Dividends	$2,759,567
Dividends from affiliates	524,480
Interest	283,493
Affiliated securities lending income, net	13,345
Unaffiliated securities lending income, net	3,116
Total Investment Income	3,584,001
Expenses:
Advisory fees	1,016,763
12b-1 Distribution and shareholder servicing fees	635,477
Transfer agent administrative fees and expenses	254,191
Other transfer agent fees and expenses	1,302
Professional fees	60,300
Trustees’ fees and expenses	48,583
Affiliated portfolio administration fees	14,606
Custodian fees	3,809
Shareholder reports expense	1,486
Other expenses	63,942
Total Expenses	2,100,459
Add: Recoupment expense	58,947
Less: Excess Expense Reimbursement and Waivers	(99,233)
Net Expenses	2,060,173
Net Investment Income/(Loss)	1,523,828
Net Realized Gain/(Loss) on Investments:
Investments	11,753,268
Investments in affiliates	(900,525)
Total Net Realized Gain/(Loss) on Investments	10,852,743
Change in Unrealized Net Appreciation/Depreciation:
Investments	(81,650,277)
Investments in affiliates	(937,153)
Total Change in Unrealized Net Appreciation/Depreciation	(82,587,430)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(70,210,859)

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statements of Changes in Net Assets

	Period ended June 30, 2022 (unaudited)	Year ended December 31, 2021

Operations:
Net investment income/(loss)	$1,523,828	$4,314,658
Net realized gain/(loss) on investments	10,852,743	19,125,203
Change in unrealized net appreciation/depreciation	(82,587,430)	23,518,862
Net Increase/(Decrease) in Net Assets Resulting from Operations	(70,210,859)	46,958,723
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders	(7,740,413)	(3,219,495)
Net Decrease from Dividends and Distributions to Shareholders	(7,740,413)	(3,219,495)
Capital Shares Transactions	72,096,182	195,771,537
Net Increase/(Decrease) in Net Assets	(5,855,090)	239,510,765
Net Assets:
Beginning of period	530,876,483	291,365,718
End of period	$525,021,393	$530,876,483

See Notes to Financial Statements.

10	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2022 (unaudited) and the year ended December 31	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.99	$12.54	$12.45	$11.52	$11.94	$10.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.14	0.12	0.22	0.16	0.18
Net realized and unrealized gain/(loss)	(1.81)	1.40	0.11	0.99	(0.44)	1.42
Total from Investment Operations	(1.77)	1.54	0.23	1.21	(0.28)	1.60
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	(0.13)	(0.17)	(0.14)	(0.09)
Distributions (from capital gains)	(0.13)	—	(0.01)	(0.11)	—(2)	—
Total Dividends and Distributions	(0.19)	(0.09)	(0.14)	(0.28)	(0.14)	(0.09)
Net Asset Value, End of Period	$12.03	$13.99	$12.54	$12.45	$11.52	$11.94
Total Return*	(12.71)%	12.32%	2.01%	10.58%	(2.37)%	15.42%
Net Assets, End of Period (in thousands)	$525,021	$530,876	$291,366	$200,568	$163,425	$112,448
Average Net Assets for the Period (in thousands)	$518,467	$425,814	$209,741	$184,518	$143,135	$65,001
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.82%	0.85%	0.95%	1.00%	0.99%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.80%	0.84%	0.82%	0.77%	0.77%	0.73%
Ratio of Net Investment Income/(Loss)(3)	0.59%	1.01%	1.06%	1.86%	1.35%	1.60%
Portfolio Turnover Rate	79%	35%	127%	158%	76%	4%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by the Adviser to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard

12	JUNE 30, 2022

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolio’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolio’s service providers to perform essential tasks on behalf of the Portfolio. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the

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Notes to Financial Statements (unaudited)

value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Repurchase Agreements

The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

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Notes to Financial Statements (unaudited)

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

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Notes to Financial Statements (unaudited)

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,383,010. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2022 is $1,428,250, resulting in the net amount due to the counterparty of $45,240.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s normal operating expenses excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. The Adviser has agreed to continue the waivers until at least May 1, 2023. If applicable, amounts reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and ending on the third anniversary of the commencement of operations (“Recoupment Period”). The Recoupment Period closed on April 7, 2019. The Adviser may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio (“Recoupment Deadline”), and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. Prior to the Recoupment Deadline, the aggregate amount of recoupment that may potentially be made to the Adviser is $58,947. Prior to the Recoupment Deadline, the aggregate amount of recoupment to be made by the Portfolio to the Adviser relating to prior fiscal periods was $58,947.

The Adviser has also contractually agreed to waive and/or reimburse a portion of the Portfolio's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including exchange traded funds) in which the Portfolio invests. The Adviser has agreed to continue the waiver through May 1, 2023. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended June 30, 2022, the Adviser waived $99,233 of the Portfolio’s management fee, attributable to the Portfolio’s investment in the Janus Henderson Short Duration Income ETF.

The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolio. Total compensation of $40,938 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2022. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on

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Notes to Financial Statements (unaudited)

behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser.

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2022, the Portfolio engaged in cross trades amounting to $4,120,158 in purchases and $742,291 in sales, resulting in a net realized loss of $4,146. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$551,293,443	$ -	$ (24,084,472)	$ (24,084,472)

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Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	5,106,543	$65,449,882	14,558,669	$193,461,137
Reinvested dividends and distributions	644,497	7,740,413	235,458	3,219,495
Shares repurchased	(84,958)	(1,094,113)	(66,387)	(909,095)
Net Increase/(Decrease)	5,666,082	$72,096,182	14,727,740	$195,771,537

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$350,474,442	$ 504,606,438	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2022 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30th and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Portfolio’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

Board Considerations Regarding Renewal of Investment Advisory Agreements for the CST Portfolios

The Board of Trustees (the “Board”) of Clayton Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on April 20-21, 2022 to consider the proposed renewal of the investment advisory agreements between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Advisory Agreements”), on behalf of Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Conservative Portfolio”), Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Moderate Portfolio”), and Protective Life Dynamic Allocation Series - Growth Portfolio (the “Growth Portfolio,” and together with the Conservative Portfolio and the Moderate Portfolio, the “Portfolios”). In the course of their consideration of the renewal of the Advisory Agreements, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Advisory Agreements and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Advisory Agreements, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Advisory Agreements for the Portfolios and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Portfolios by the Adviser, and the fees charged to each Portfolio therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Portfolio; (iii) comparative information describing each Portfolio’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with meetings held on via videoconference on March 14, 2022 and April 6, 2022 to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Advisory Agreements.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Portfolios by the Adviser; (ii) the Adviser’s personnel and operations; (iii) each Portfolio’s expense level; (iv) the profitability to the Adviser under the Advisory Agreements with respect to each Portfolio; (v) any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Portfolio’s expenses; and (vii) potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Portfolio. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Portfolios and the fees paid by the Portfolios therefor, the Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success

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Additional Information (unaudited)

of the Portfolios could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Portfolios.

The Board, including the Independent Trustees, considered the following in respect of the Portfolios:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Portfolios. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Portfolios’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Portfolio’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Portfolio’s investment objectives, policies and limitations; the implementation of the investment management program of each Portfolio; the management of the day-to-day investment and reinvestment of the assets of each Portfolio; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Portfolios.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Portfolios and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Portfolio was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Portfolios; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar investment companies. In particular, the Board reviewed a report compiled by an independent third party to compare each Portfolio’s management fee, and expense ratio to other investment companies within each Portfolio’s respective peer grouping, as determined by the independent third party.

The comparative reporting indicated that the contractual management fees for the Conservative Portfolio and Growth Portfolio were in the 2nd quintile and that the Moderate Portfolio was in the 3rd quintile as compared to each Portfolio’s respective peer grouping. The comparative reporting indicated that the total expense ratio for the Conservative Portfolio was in the 3rd quintile, the Moderate Portfolio was in the 4th quintile, and the Growth Portfolio was in the 2nd quintile as compared to each Portfolio’s respective peer grouping. In evaluating the comparative fees of the Portfolios, the Board considered the similarities and differences between the Portfolio’s investment strategies and those of their respective peer group members.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Portfolios, including operational costs. After comparing each Portfolio’s fees and expenses with those of other investment companies in the Portfolios’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser with respect to each Portfolio was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Portfolios, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Portfolios grow and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. The Trustees considered that the Adviser had entered into an expense limitation agreement with the Trust on behalf of each Portfolio through at least May 1, 2023, to waive advisory fees payable by each Portfolio in an amount that effectively maintains the total expense ratio for each Portfolio at approximately 90 basis points. The Board further considered that the application of the Portfolios’ expense cap pursuant to the expense limitation agreement results in an effective waiver by the Adviser of a percentage of its advisory fee collected for each Portfolio at their current asset levels. The Board determined that the fee structure for the Portfolios was appropriate at this time, taking into account the expense limitation arrangements in place.

(d) Investment performance of the Portfolios and the Adviser.

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Additional Information (unaudited)

The Board next discussed the performance of the Portfolios on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Portfolio for the one-, two-, three-, four- and five-year periods, respectively. The Board noted that for the one, two, three, four and five year periods ended December 31, respectively; each of the Conservative Portfolio and Moderate Portfolio was reported to be in the 5th quintile. The Board noted that for the one-year period ended December 31, the Growth Portfolio was reported to be in the 1st quintile and for the two-, three-, four- and five-year periods ended October 31, respectively; the Growth Portfolio was reported to be in the 5th quintile. The Board also reviewed supplemental performance information prepared by the Adviser for each Portfolio for the three-month, one-year, three-year, and since-inception periods as of December 31, 2021. The Board considered the Adviser’s explanation of performance results across the relevant periods provided as part of the consideration of the renewal of the Advisory Agreements and during the course of the previous year, and noted in particular the Adviser’s continued observation that: the Portfolios were managed pursuant to quantitative models, the models operated within expected parameters during the periods under consideration, and the performance of the Portfolios was consistent with the performance of the models. The Board also noted that the quantitative models were anticipated to be adjusted effective on or about May 1, 2022, with such changes being designed to seek to improve the Portfolios’ relative performance during certain market cycles.

(e) Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Portfolio are reasonable in relation to the services provided by the Adviser to such Portfolio, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable investment companies. As a result, the Board concluded that the renewal of the Advisory Agreements for an additional one-year period was in the best interests of each Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Advisory Agreement for each Portfolio.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk. In compliance with the Liquidity Rule, the Janus Henderson Funds (other than the money market funds) (each, a “Portfolio” and collectively, the “Portfolios”) have adopted and implemented a written liquidity risk management program (the “LRMP”) which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum (“HLIM”), as applicable; (iv) a 15% limitation on a Portfolio’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Portfolios (the “Trustees”) have designated Janus Henderson Investors US LLC, the Portfolio’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP. A working group comprised of various groups within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”).

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the LRMP (the “Program Administrator Report”). The Program Administrator Report also addressed the annual review of each Portfolio’s liquidity risk, as well as any recommendations of the Program Administrator in managing such risk. In assessing each Portfolio’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors including: (i) the investment strategy and liquidity of a Portfolio’s investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Portfolio’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Portfolio’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Portfolio’s use of borrowing for investment purposes; (v) a Portfolio’s use of derivatives; and (vi) short-term and long-term cash flow projections for a Portfolio during both normal and reasonably foreseeable stressed conditions.

At a meeting held April 21, 2022, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period, including notable liquidity events such as extended holiday market closures. It noted that the Portfolio was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Portfolio did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Portfolio held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period and therefore was not required to establish an HLIM. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Portfolio’s liquidity risk, considering the Portfolio’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule. The Program Administrator Report indicated certain material changes to the LRMP were implemented during the Reporting Period.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the risks to which an investment in the Portfolio may be subject.

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Useful Information About Your Portfolio Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

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Useful Information About Your Portfolio Report (unaudited)

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

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Useful Information About Your Portfolio Report (unaudited)

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

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Notes

NotesPage2

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Notes

NotesPage3

Clayton Street Trust	29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors US LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93064 08-22

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 29, 2022

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2022